EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Insurance	$ 87	$ 48
Shareholder communication	695	727
G & A
Statement [Line Items]
Conference and travel	477	248
Consulting	855	651
Depreciation of right-of-use assets	101	104
Insurance	3,227	2,422
Office costs, including information technology	765	769
Management and administration	3,172	3,130
Shareholder communication	1,229	1,276
Trust and filing	335	426
Total	$ 10,161	$ 9,026